Shareholder Fees {- Fidelity Government Money Market Fund}	Jun. 29, 2022 USD ($)
04.30 Fidelity Government Money Market Fund_Class S Pro-02 | Fidelity Government Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none